Income Taxes (Details Narrative) (10-K) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance						$ 444,000
Corporate income tax rate	35.00%					21.00%	21.00%
Federal net operating loss carry forwards						$ 3,029,000	$ 1,474,000